UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:

/s/ Ranjan Tandon                  New York, NY                August 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $258,522
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number    Name

1.  28-10574                Libra Associates, LLC
2.  28-10573                Libra Fund, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2004
Column 1                        Column 2       Column 3     Column 4           Column 5      Column 6        Column 7    Column 8

                                                            Market                                                      Voting
                                Title                        Value     Shares/   Sh/ Put/  Invstmt         Other     Authority
Name of Issuer                  of Class       CUSIP        (x$1,000)  Prn Amt.  Prn Call  Discretn        Mgrs  Sole   Shared  None
--------------                  --------       -----        ---------  --------  --- ----  --------        ----  ----   ------  ----
AES Corp/The                    COMMON STOCK   00130H105       497        50,000 SH        Shared-Defined  1,2     50,000
Alliance Resource Partners LP   COMMON STOCK   01877R108     3,036        65,100 SH        Shared-Defined  1,2     65,100
Allied Capital Corp             COMMON STOCK   01903Q108     1,162        47,600 SH        Shared-Defined  1,2     47,600
American Bank Note
 Holographics Inc               COMMON STOCK   24377105      5,218     2,156,000 SH        Shared-Defined  1,2  2,156,000
Apollo Gold Corp                COMMON STOCK   30761 E102    5,744     4,223,100 SH        Shared-Defined  1.2  4,223,100
CAE Inc                         COMMON STOCK   124765108     1,131       250,000 SH        Shared-Defined  1,2    250,000
Calpine Corp                    COMMON STOCK   131347106       216        50,000 SH        Shared-Defined  1,2     50,000
Cambior Inc                     COMMON STOCK   13201L103     1,996       725,000 SH        Shared-Defined  1,2    725,000
Cameco Corp                     COMMON STOCK   13321L108     2,342        40,000 SH        Shared-Defined  1,2     40,000
Capital One Financial Corp      COMMON STOCK   14040H105     2,701        39,500 SH        Shared-Defined  1,2     39,500
Central European Media
 Enterprises Ltd                CL A NEW       g20045202     3,001       132,600 SH        Shared-Defined  1,2    132,600
CIT Group Inc                   COMMON STOCK   125581108     6,513       170,100 SH        Shared-Defined  1,2    170,100
Claude Resources Inc            COMMON STOCK   182873109       232       242,000 SH        Shared-Defined  1,2    242,000
Commonwealth Industries Inc     COMMON STOCK   203004106       490        47,400 SH        Shared-Defined  1,2     47,400
Consol Energy Inc               COMMON STOCK   20854P109       900        25,000 SH        Shared-Defined  1,2     25,000
Cott Corp                       COMMON STOCK   22163N106       324        10,000 SH        Shared-Defined  1,2     10,000
Crystallex International Corp   COMMON STOCK   22942F101     1,127       436,700 SH        Shared-Defined  1,2    436,700
Dade Behring Holdings Inc       COMMON STOCK   23342J206     5,222       109,900 SH        Shared-Defined  1,2    109,900
Datawatch Corp                  COMMON STOCK   237917208        72        16,000 SH        Shared-Defined  1,2     16,000
deCODE genetics Inc             COMMON STOCK   243586104     1,257       147,900 SH        Shared-Defined  1,2    147,900
Dun & Bradstreet Corp           COMMON STOCK   26483E100    20,103       372,900 SH        Shared-Defined  1,2    372,900
Eldorado Gold Corp              COMMON STOCK   284902103       666       256,000 SH        Shared-Defined  1,2    256,000
Gammon Lake Resources Inc       COMMON STOCK   364915108    11,248     1,700,000 SH        Shared-Defined  1,2  1,700,000
Genta Inc                       COMMON STOCK   37245M207       250       100,000 SH        Shared-Defined  1,2    100,000
Gold Reserve Inc                COMMON STOCK   38068N108     1,364       443,400 SH        Shared-Defined  1,2    443,400
Goldcorp Inc                    COMMON STOCK   380956409       496        42,500 SH        Shared-Defined  1,2     42,500
Golden Star Resources Ltd       COMMON STOCK   38119T104     1,931       413,100 SH        Shared-Defined  1,2    413,100
Harmony Gold Mining Co Ltd      Sponsored ADR  413216300     2,864       270,433 SH        Shared-Defined  1,2    270,433
Heartland Partners LP           COMMON STOCK   422357103       644        97,200 SH        Shared-Defined  1,2     97,200
Highland Hospitality Corp       COMMON STOCK   430141101    10,050     1,000,000 SH        Shared-Defined  1,2  1,000,000
Seabulk Intl. Inc.              COMMON STOCK   81169P101       207        25,000 SH        Shared-Defined  1,2     25,000
Imperial Sugar Co               COMMON STOCK   453096208     1,254        93,527 SH        Shared-Defined  1,2     93,527
Ivanhoe Mines Ltd/CA            COMMON STOCK   46579N103     2,161       400,000 SH        Shared-Defined  1,2    400,000
Kinross Gold Corp               COMMON STOCK   496902206     1,451       260,900 SH        Shared-Defined  1,2    260,900
Korea Fund Inc/The              COMMON STOCK   500634100     2,006       106,400 SH        Shared-Defined  1,2    106,400
Metallica Resources Inc         COMMON STOCK   59125J104       380       400,000 SH        Shared-Defined  1,2    400,000
Millennium Cell Inc             COMMON STOCK   60038B105       168        88,980 SH        Shared-Defined  1,2     88,980
Mobile Telesystems              Sponsored ADR  607409109    23,412       191,900 SH        Shared-Defined  1,2    191,900
Morgan Stanley India
 Investment Fund Inc            COMMON STOCK   61745C105       870        43,200 SH        Shared-Defined  1,2     43,200
Newmont Mining Corp             COMMON STOCK   651639106     1,864        48,100 SH        Shared-Defined  1,2     48,100
Northern Orion Resources Inc    COMMON STOCK   665575106    11,964     5,194,830 SH        Shared-Defined  1,2  5,194,830
Northgate Minerals Corp         COMMON STOCK   666416102     2,998     1,934,300 SH        Shared-Defined  1,2  1,934,300
Vimpel-Communications           Sponsored ADR  68370R109    14,438       149,690 SH        Shared-Defined  1,2    149,690
OPTi Inc                        COMMON STOCK   683960108       526       329,000 SH        Shared-Defined  1,2    329,000
Orbital Sciences Corp           COMMON STOCK   685564106     1,243        90,000 SH        Shared-Defined  1,2     90,000
Orezone Resources Inc           COMMON STOCK   685921108       470       580,000 SH        Shared-Defined  1,2    580,000
PG&E Corp                       COMMON STOCK   69331C108     3,509       125,600 SH        Shared-Defined  1,2    125,600
Peabody Energy Corp             COMMON STOCK   704549104     3,639        65,000 SH        Shared-Defined  1,2     65,000
Placer Dome Inc                 COMMON STOCK   725906101     2,112       126,910 SH        Shared-Defined  1,2    126,910
Provident Energy Trust          COMMON STOCK   74386K104     4,374       567,346 SH        Shared-Defined  1,2    567,346
RIO Narcea Gold Mines Ltd       COMMON STOCK   766909105     1,104       555,000 SH        Shared-Defined  1,2    555,000
Templeton Russia and
 Eastern European Fund Inc      COMMON STOCK   88022F105     2,198        61,400 SH        Shared-Defined  1,2     61,400
Tesco Corp                      COMMON STOCK   88157K101     3,310       408,150 SH        Shared-Defined  1,2    408,150
Texas Genco Holdings Inc        COMMON STOCK   882443104    21,062       467,100 SH        Shared-Defined  1,2    467,100
India Fund Inc                  COMMON STOCK   454089103     5,577       259,633 SH        Shared-Defined  1,2    259,633
TransAlta Corp                  COMMON STOCK   89346D107     4,598       365,900 SH        Shared-Defined  1,2    365,900
UnitedGlobalCom Inc             CL A           913247508     2,276       313,472 SH        Shared-Defined  1,2    313,472
Venturi Partners Inc            COMMON STOCK   92330P102       676        52,000 SH        Shared-Defined  1,2     52,000
Washington Group
 International Inc              COMMON STOCK   938862208    16,800       468,100 SH        Shared-Defined  1,2    468,100
Westaim Corp                    COMMON STOCK   956909105    11,972     4,199,753 SH        Shared-Defined  1,2  4,199,753
Western Silver Corp             COMMON STOCK   959531104     1,338       198,200 SH        Shared-Defined  1,2    198,200
Wheaton River Minerals Ltd      COMMON STOCK   962902102     6,673     2,374,900 SH        Shared-Defined  1,2  2,374,900
WTS/AGNICO-EAGLE MINES
  LIMITED 19 11/7/07            Warrants       008474132        37        12,500 SH        Shared-Defined  1,2     12,500
WTS/WHEATON RIVER
 MINERALS 1.65 5/30/07          Warrants       962902144     4,832     2,982,925 SH        Shared-Defined  1,2  2,982,925
WTS/WHEATON RIVER
 MINERALS 1.65 5/30/08          Warrants       962902177     1,133       722,675 SH        Shared-Defined  1,2    722,675
Yamana Gold Inc                 COMMON STOCK   98462Y100     1,633       766,700 SH        Shared-Defined  1,2    766,700
Zenith National
 Insurance Corp                 COMMON STOCK   989390109     1,458        30,000 SH        Shared-Defined  1,2     30,000
                                                             total:     258,522

03784.0001 #505088